Accrued Expenses and Other Liabilities - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
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Other Liabilities [Line Items]
Unamortized annual fees	₨ 538.8	$ 7.8	₨ 351.2